UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: May 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2022

WESTERN ASSET

MASSACHUSETTS

MUNICIPALS FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide Massachusetts investors with as high a level of current income exempt from federal income tax and Massachusetts personal income taxes* as is consistent with the preservation of principal.

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Massachusetts Municipals Fund

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Massachusetts Municipals Fund for the six-month reporting period ended May 31, 2022. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2022

Western Asset Massachusetts Municipals Fund	III

Performance review

For the six months ended May 31, 2022, Class A shares of Western Asset Massachusetts Municipals Fund, excluding sales charges, returned -8.83%. The Fund’s unmanaged benchmark, the Bloomberg Massachusetts Municipal Bond Indexi, returned -7.29% for the same period. The Lipper Massachusetts Municipal Debt Funds Category Averageii returned -8.36% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

Performance Snapshot as of May 31, 2022 (unaudited)
(excluding sales charges)	6 months
Western Asset Massachusetts Municipals Fund:
Class A	-8.83%
Class C	-9.01%
Class I	-8.76%
Bloomberg Massachusetts Municipal Bond Index	-7.29%
Lipper Massachusetts Municipal Debt Funds Category Average	-8.36%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended May 31, 2022 for Class A, Class C and Class I shares were 2.51%, 2.09% and 2.76%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C and Class I shares would have been 2.33%, 1.87% and 2.48%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 31, 2022, the gross total annual fund operating expense ratios for Class A, Class C and Class I shares were 0.91%, 1.45% and 0.79%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

IV	Western Asset Massachusetts Municipals Fund

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.75% for Class A shares, 1.30% for Class C shares and 0.60% for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

June 30, 2022

RISKS: The Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. Lower rated, higher yielding bonds known as “junk bonds” are subject to greater credit risk, including the risk of default, than higher rated obligations. As a non-diversified fund, the Fund can invest a larger percentage of its assets in a smaller number of issuers than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Investing in securities issued by investment companies, including exchange-traded funds (“ETFs”), involves risks similar to those of investing directly in the securities and other assets held by the investment company or ETF. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund will indirectly bear its pro rata share of the fees and expenses incurred by a fund it invests in, including advisory fees. These expenses are in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Western Asset Massachusetts Municipals Fund	V

Performance review (cont’d)

[i]

The Bloomberg Massachusetts Municipal Bond Index is a market value weighted index of Massachusetts investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of one year or more.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 35 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Massachusetts Municipals Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2022 and November 30, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2021 and held for the six months ended May 31, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-8.83%	$1,000.00	$911.70	0.75%	$3.57	Class A	5.00%	$1,000.00	$1,021.19	0.75%	$3.78
Class C	-9.01	1,000.00	909.90	1.30	6.19	Class C	5.00	1,000.00	1,018.45	1.30	6.54
Class I	-8.76	1,000.00	912.40	0.60	2.86	Class I	5.00	1,000.00	1,021.94	0.60	3.02

2	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

[1]	For the six months ended May 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 365.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2022

Western Asset Massachusetts Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 95.8%
Education — 24.1%
Massachusetts State College Building Authority Revenue:
Series A, Refunding	5.000%	5/1/35	$500,000	$594,167
Series A, Refunding	4.000%	5/1/36	250,000	267,376
Massachusetts State DFA Revenue:
Babson College, Refunding	4.000%	10/1/39	400,000	407,543
Babson College, Refunding	4.000%	10/1/41	875,000	886,250
Babson College, Refunding	4.000%	10/1/44	700,000	702,971
Bentley University, Series A, Refunding	4.000%	7/1/40	1,275,000	1,284,585
Brandeis University, Series S, Refunding	5.000%	10/1/40	1,330,000	1,488,725
Brandeis University, Series S-1, Refunding	5.000%	10/1/36	1,535,000	1,721,776
Foxborough Regional Charter School, Series B, Refunding	5.000%	7/1/37	600,000	620,408
Northeastern University, Series A, Refunding	5.000%	10/1/30	400,000	451,742
Northeastern University, Series A, Refunding	5.000%	10/1/31	520,000	585,739
Northeastern University, Series A, Refunding	5.000%	10/1/32	750,000	843,256
Northeastern University, Series A, Refunding	5.000%	10/1/33	500,000	561,198
Senior National Charter School Revolving Loan Fund, Social Bonds, Series C	4.000%	11/1/46	1,000,000	999,854
Sterling and Francine Clark Art Institute, Refunding	5.000%	7/1/35	2,230,000	2,393,370
UMass Boston Student Housing	5.000%	10/1/31	600,000	615,208
Worcester Polytechnic Institute	4.000%	9/1/44	2,000,000	1,980,417
Worcester Polytechnic Institute, Series B, Refunding	5.000%	9/1/42	1,500,000	1,601,840
University of Massachusetts Building Authority Revenue, Senior, Series 2021-1, Refunding	5.000%	11/1/34	500,000	584,521
Total Education				18,590,946
Health Care — 20.7%
Massachusetts State DFA Revenue:
Beth Israel Lahey Health Inc., Series K, Refunding	5.000%	7/1/38	1,000,000	1,088,557
Dana-Farber Cancer Institute, Series N	5.000%	12/1/34	1,120,000	1,186,885
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	2,000,000	2,304,804	(a)(b)
Milford Regional Medical Center, Series F, Refunding	5.625%	7/15/36	500,000	512,093
Orchard Cove Obligation, Refunding	5.000%	10/1/39	250,000	265,312
Orchard Cove Obligation, Refunding	5.000%	10/1/49	700,000	734,776
Southcoast Health System, Series G, Refunding	5.000%	7/1/35	200,000	221,306
Southcoast Health System, Series G, Refunding	5.000%	7/1/36	500,000	552,572

See Notes to Financial Statements.

4	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

Western Asset Massachusetts Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care — continued
Southcoast Health System, Series G, Refunding	5.000%	7/1/37	$350,000	$386,293
Southcoast Health System, Series G, Refunding	4.000%	7/1/46	1,000,000	975,668
Southcoast Health System, Series G, Refunding	5.000%	7/1/50	1,500,000	1,601,292
UMass Memorial Health Care, Series I, Refunding	5.000%	7/1/46	2,500,000	2,604,581
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	542,810
Wellforce Issue, Series A, Refunding	5.000%	7/1/39	2,235,000	2,417,068
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	545,000	585,143
Total Health Care				15,979,160
Industrial Revenue — 2.9%
Massachusetts State DFA Revenue, Seven Hills Foundation and Affiliates Issue, Refunding	4.000%	9/1/39	500,000	499,357
Massachusetts State DFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.250%	5/1/27	2,000,000	1,751,893	(c)(d)
Total Industrial Revenue				2,251,250
Power — 4.7%
Berkshire, MA, Wind Power Cooperative Corp. Revenue, Berkshire Wind Project, Green Bond, Refunding	5.000%	7/1/27	700,000	788,282
Massachusetts State Municipal Wholesale Electric Co. Revenue Bonds, Project 2015A Issue, Series A	4.000%	7/1/51	1,955,000	1,987,071
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	300,000	279,000	*(e)
Series A	5.050%	7/1/42	30,000	27,900	*(e)
Series XX	5.250%	7/1/40	320,000	299,200	*(e)
Series ZZ, Refunding	5.250%	7/1/18	250,000	233,125	*(f)
Total Power				3,614,578
Pre-Refunded/Escrowed to Maturity — 5.0%
Massachusetts State DFA Revenue, Partners Healthcare System Inc., Series O-2, Refunding	5.000%	7/1/30	1,000,000	1,089,326	(g)
Massachusetts State Water Resources Authority Revenue, Green Bond, Series C, Refunding	5.000%	8/1/40	2,480,000	2,769,658	(g)
Total Pre-Refunded/Escrowed to Maturity				3,858,984
Special Tax Obligation — 16.2%
Massachusetts State Bay Transportation Authority, Sales Tax Revenue, Senior, Series A	5.000%	7/1/45	3,500,000	3,730,493
Massachusetts State DFA Revenue, Broad Institute Inc., Refunding	5.000%	4/1/37	1,500,000	1,657,775
Massachusetts State Special Obligation Dedicated Tax Revenue, Refunding, NATL	5.500%	1/1/34	5,025,000	6,152,221

See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2022

Western Asset Massachusetts Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Special Tax Obligation — continued
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$100,000	$83,369
CAB, Restructured, Series A-1	0.000%	7/1/46	720,000	219,075
Restructured, Series A-1	4.550%	7/1/40	30,000	30,389
Restructured, Series A-1	5.000%	7/1/58	350,000	356,725
Restructured, Series A-2	4.329%	7/1/40	290,000	290,362
Total Special Tax Obligation				12,520,409
State General Obligation — 4.5%
Massachusetts State, GO, Consolidated Loan, Series E	5.000%	9/1/38	3,000,000	3,388,053
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	2,900	2,667
CAB, Restructured, Series A-1	0.000%	7/1/33	7,256	4,306
Restructured, Series A-1	5.250%	7/1/23	6,297	6,381
Restructured, Series A-1	5.375%	7/1/25	6,280	6,613
Restructured, Series A-1	5.625%	7/1/27	6,223	6,796
Restructured, Series A-1	5.625%	7/1/29	6,122	6,774
Restructured, Series A-1	5.750%	7/1/31	5,946	6,736
Restructured, Series A-1	4.000%	7/1/33	5,638	5,529
Restructured, Series A-1	4.000%	7/1/35	5,068	4,902
Restructured, Series A-1	4.000%	7/1/37	4,350	4,208
Restructured, Series A-1	4.000%	7/1/41	5,914	5,618
Restructured, Series A-1	4.000%	7/1/46	6,151	5,755
Subseries CW	0.000%	11/1/43	28,082	14,568	(b)
Total State General Obligation				3,468,906
Transportation — 17.4%
Massachusetts State Department of Transportation,
Metropolitan Highway System Revenue, Series A, Refunding	5.000%	1/1/34	4,000,000	4,518,076
Massachusetts State Port Authority Revenue:
Bosfuel Project, Series A, Refunding	4.000%	7/1/44	3,000,000	2,996,880	(d)
Series E	5.000%	7/1/51	3,340,000	3,660,358	(d)
Massachusetts State Transportation Fund Revenue:
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/48	1,000,000	1,113,919
Rail Enhancement & Accelerated Bridge Programs, Series A	5.000%	6/1/49	1,000,000	1,130,220
Total Transportation				13,419,453

See Notes to Financial Statements.

6	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

Western Asset Massachusetts Municipals Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Water & Sewer — 0.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	$250,000	$259,754	(c)
Total Investments before Short-Term Investments (Cost — $76,092,773)				73,963,440
Short-Term Investments — 2.8%
Municipal Bonds — 2.8%
Education — 2.8%
Massachusetts State DFA Revenue, Boston University, Series U-6E, Refunding, LOC - TD Bank N.A.	0.600%	10/1/42	1,405,000	1,405,000	(h)(i)
Massachusetts State HEFA Revenue, Harvard University, Series R, Refunding	0.320%	11/1/49	805,000	805,000	(h)(i)
Total Short-Term Investments (Cost — $2,210,000)				2,210,000
Total Investments — 98.6% (Cost — $78,302,773)				76,173,440
Other Assets in Excess of Liabilities — 1.4%				1,044,891
Total Net Assets — 100.0%				$77,218,331

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of May 31, 2022.

(f)	The maturity principal is currently in default as of May 31, 2022.

(g)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2022

Western Asset Massachusetts Municipals Fund

Abbreviation(s) used in this schedule:

CAB	—Capital Appreciation Bonds

DFA	—Development Finance Agency

GO	—General Obligation

HEFA	—Health & Educational Facilities Authority

LOC	—Letter of Credit

NATL	—National Public Finance Guarantee Corporation — Insured Bonds

See Notes to Financial Statements.

8	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2022

Assets:
Investments, at value (Cost — $78,302,773)	$76,173,440
Cash	77,917
Interest receivable	1,126,316
Receivable for Fund shares sold	239,193
Prepaid expenses	7,407
Total Assets	77,624,273

Liabilities:
Payable for Fund shares repurchased	290,752
Fund accounting fees payable	39,527
Investment management fee payable	17,199
Distributions payable	11,145
Service and/or distribution fees payable	6,126
Trustees’ fees payable	296
Accrued expenses	40,897
Total Liabilities	405,942
Total Net Assets	$77,218,331

Net Assets:
Par value (Note 7)	$66
Paid-in capital in excess of par value	84,070,977
Total distributable earnings (loss)	(6,852,712)
Total Net Assets	$77,218,331

Net Assets:
Class A	$42,353,013
Class C	$1,280,578
Class I	$33,584,740

Shares Outstanding:
Class A	3,619,117
Class C	109,445
Class I	2,868,697

Net Asset Value:
Class A (and redemption price)	$11.70
Class C*	$11.70
Class I (and redemption price)	$11.71

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%; 3.75% effective August 15, 2022)	$12.22

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	9

Statement of operations (unaudited)

For the Six Months Ended May 31, 2022

Investment Income:
Interest	$1,167,740

Expenses:
Investment management fee (Note 2)	230,401
Transfer agent fees (Note 5)	49,106
Service and/or distribution fees (Notes 2 and 5)	41,501
Fund accounting fees	34,493
Registration fees	26,106
Audit and tax fees	16,231
Legal fees	4,096
Shareholder reports	3,407
Trustees’ fees	1,116
Commitment fees (Note 8)	351
Custody fees	212
Insurance	130
Interest expense	80
Miscellaneous expenses	3,801
Total Expenses	411,031
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(92,968)
Net Expenses	318,063
Net Investment Income	849,677

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(407,721)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(9,001,839)
Net Loss on Investments	(9,409,560)
Decrease in Net Assets From Operations	$(8,559,883)

See Notes to Financial Statements.

10	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2022 (unaudited) and the Year Ended November 30, 2021	2022	2021

Operations:
Net investment income	$849,677	$1,829,757
Net realized gain (loss)	(407,721)	326,364
Change in net unrealized appreciation (depreciation)	(9,001,839)	168,125
Increase (Decrease) in Net Assets From Operations	(8,559,883)	2,324,246

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(847,951)	(1,825,378)
Decrease in Net Assets From Distributions to Shareholders	(847,951)	(1,825,378)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,859,106	28,806,580
Reinvestment of distributions	771,208	1,570,864
Cost of shares repurchased	(27,463,305)	(22,588,679)
Increase (Decrease) in Net Assets From Fund Share Transactions	(18,832,991)	7,788,765
Increase (Decrease) in Net Assets	(28,240,825)	8,287,633

Net Assets:
Beginning of period	105,459,156	97,171,523
End of period	$77,218,331	$105,459,156

See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	11

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.95	$12.88	$12.80	$12.25	$12.64	$12.52

Income (loss) from operations:
Net investment income	0.11	0.23	0.30	0.36	0.40	0.40
Net realized and unrealized gain (loss)	(1.25)	0.07	0.08	0.56	(0.40)	0.12
Total income (loss) from operations	(1.14)	0.30	0.38	0.92	0.00 [3]	0.52

Less distributions from:
Net investment income	(0.11)	(0.23)	(0.30)	(0.37)	(0.39)	(0.40)
Total distributions	(0.11)	(0.23)	(0.30)	(0.37)	(0.39)	(0.40)

Net asset value, end of period	$11.70	$12.95	$12.88	$12.80	$12.25	$12.64
Total return[4]	(8.83)%	2.37%	3.01%	7.57%	(0.02)%	4.19%

Net assets, end of period (000s)	$42,353	$52,483	$55,386	$54,585	$44,012	$50,837

Ratios to average net assets:
Gross expenses	0.93%[5]	0.91%	0.93%	0.97%	1.01%	0.88%
Net expenses[6,7]	0.75 [5]	0.75	0.75	0.75	0.75	0.75
Net investment income	1.80 [5]	1.81	2.35	2.88	3.19	3.16

Portfolio turnover rate	9%	26%	15%	15%	24%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2022 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

12	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.94	$12.87	$12.79	$12.24	$12.62	$12.50

Income (loss) from operations:
Net investment income	0.08	0.17	0.23	0.30	0.33	0.33
Net realized and unrealized gain (loss)	(1.24)	0.06	0.08	0.55	(0.39)	0.12
Total income (loss) from operations	(1.16)	0.23	0.31	0.85	(0.06)	0.45

Less distributions from:
Net investment income	(0.08)	(0.16)	(0.23)	(0.30)	(0.32)	(0.33)
Total distributions	(0.08)	(0.16)	(0.23)	(0.30)	(0.32)	(0.33)

Net asset value, end of period	$11.70	$12.94	$12.87	$12.79	$12.24	$12.62
Total return[3]	(9.01)%	1.81%	2.45%	6.98%	(0.49)%	3.62%

Net assets, end of period (000s)	$1,281	$1,798	$3,322	$4,524	$9,571	$12,275

Ratios to average net assets:
Gross expenses	1.50%[4]	1.45%	1.48%	1.51%	1.54%	1.44%
Net expenses[5,6]	1.30 [4]	1.30	1.30	1.30	1.30	1.30
Net investment income	1.23 [4]	1.30	1.81	2.37	2.62	2.61

Portfolio turnover rate	9%	26%	15%	15%	24%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	13

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$12.96	$12.88	$12.81	$12.25	$12.64	$12.51

Income (loss) from operations:
Net investment income	0.12	0.25	0.32	0.38	0.42	0.42
Net realized and unrealized gain (loss)	(1.25)	0.08	0.07	0.57	(0.40)	0.13
Total income (loss) from operations	(1.13)	0.33	0.39	0.95	0.02	0.55

Less distributions from:
Net investment income	(0.12)	(0.25)	(0.32)	(0.39)	(0.41)	(0.42)
Total distributions	(0.12)	(0.25)	(0.32)	(0.39)	(0.41)	(0.42)

Net asset value, end of period	$11.71	$12.96	$12.88	$12.81	$12.25	$12.64
Total return[3]	(8.76)%	2.61%	3.08%	7.81%	0.14%	4.43%

Net assets, end of period (000s)	$33,585	$51,178	$38,463	$32,384	$22,716	$23,664

Ratios to average net assets:
Gross expenses	0.83%[4]	0.79%	0.80%	0.82%	0.86%	0.77%
Net expenses[5,6]	0.60 [4]	0.60	0.60	0.60	0.60	0.60
Net investment income	1.92 [4]	1.93	2.50	3.03	3.36	3.30

Portfolio turnover rate	9%	26%	15%	15%	24%	5%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

14	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	15

Notes to financial statements (unaudited) (cont’d)

traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

16	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$73,963,440	—	$73,963,440
Short-Term Investments†	—	2,210,000	—	2,210,000
Total Investments	—	$76,173,440	—	$76,173,440

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(d) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	17

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets up to $500 million and 0.48% of the Fund’s average daily net assets in excess of $500 million.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C and Class I shares did not exceed 0.75%, 1.30% and 0.60%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended May 31, 2022, fees waived and/or expenses reimbursed amounted to $92,968.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

18	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

Pursuant to these arrangements, at May 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class I
Expires November 30, 2023	$82,378	$4,008	$82,599
Expires November 30, 2024	42,622	1,550	48,796
Total fee waivers/expense reimbursements subject to recapture	$125,000	$5,558	$131,395

For the six months ended May 31, 2022, LMPFA did not recapture any fees.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 4.25% (3.75% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended May 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$(31)
CDSCs	434

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2022, such purchase and sale transactions (excluding accrued interest) were $9,710,000 and $21,100,000, respectively.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

3. Investments

During the six months ended May 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$7,609,930
Sales	16,756,158

At May 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$78,302,773	$1,566,285	$(3,695,618)	$(2,129,333)

4. Derivative instruments and hedging activities

During the six months ended May 31, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.15% and 0.70% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$35,965	$19,490
Class C	5,536	795
Class I	—	28,821
Total	$41,501	$49,106

For the six months ended May 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$42,622
Class C	1,550
Class I	48,796
Total	$92,968

20	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

6. Distributions to shareholders by class

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
Net Investment Income:
Class A	$429,797	$952,380
Class C	9,716	34,075
Class I	408,438	838,923
Total	$847,951	$1,825,378

7. Shares of beneficial interest

At May 31, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	87,180	$1,090,896	832,344	$10,753,855
Shares issued on reinvestment	30,390	369,601	57,059	737,175
Shares repurchased	(550,606)	(6,629,878)	(1,137,569)	(14,677,309)
Net decrease	(433,036)	$(5,169,381)	(248,166)	$(3,186,279)

Class C
Shares sold	787	$10,856	9,568	$123,026
Shares issued on reinvestment	775	9,442	2,366	30,542
Shares repurchased	(31,036)	(376,791)	(131,175)	(1,700,684)
Net decrease	(29,474)	$(356,493)	(119,241)	$(1,547,116)

Class I
Shares sold	566,292	$6,757,354	1,382,811	$17,929,699
Shares issued on reinvestment	32,028	392,165	62,120	803,147
Shares repurchased	(1,679,448)	(20,456,636)	(480,391)	(6,210,686)
Net increase (decrease)	(1,081,128)	$(13,307,117)	964,540	$12,522,160

8. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended May 31, 2022.

9. Deferred capital losses

As of November 30, 2021, the Fund had deferred capital losses of $4,471,712, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. There remains uncertainty regarding the nature of any

22	Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report

replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Western Asset Massachusetts Municipals Fund 2022 Semi-Annual Report	23

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with LMPFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 19, 2022. At an in-person meeting held on May 12, 2022, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers

24	Western Asset Massachusetts Municipals Fund

associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the one-, three-, five- and ten-year periods ended December 31, 2021. The information comparing the Fund’s performance to that of its Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional Massachusetts municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, 5- and 10-year periods ended December 31, 2021 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-year period ended December 31, 2021 and trailed that of its benchmark index for the 3-, 5- and 10-year periods ended December 31, 2021. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Trustees also considered the management fee payable by the Fund to LMPFA, total expenses payable by the Fund and the fee that LMPFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because LMPFA pays the Subadviser for services provided to the Fund out of the management fee LMPFA receives from the Fund. The information comparing the Fund’s Contractual and Actual Management Fees as well as

Western Asset Massachusetts Municipals Fund	25

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

its actual total expense ratio to its peer group, consisting of a group of Massachusetts municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was above the median and that the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was slightly above the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2023.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was above the median and that the Fund’s Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

26	Western Asset Massachusetts Municipals Fund

Statement regarding liquidity risk management program

(unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Western Asset Massachusetts Municipals Fund	27

Statement regarding liquidity risk management program

(unaudited) (cont’d)

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in May 2022, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2021. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

28	Western Asset Massachusetts Municipals Fund

Western Asset

Massachusetts Municipals Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered

public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Western Asset Massachusetts Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.

Western Asset Massachusetts Municipals Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Massachusetts Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD2227 7/22 SR22-4445

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	July 25, 2022